PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
Belgium	1.0%
Cenergy Holdings S.A.		21,200	$243,732
Melexis N.V.		3,941	334,942
			578,674
Brazil	4.6%
C&A MODAS S.A.		145,900	527,948
Cogna Educacao S.A.		456,600	236,154
Embraer S.A. - ADR		12,189	693,676
Grupo Mateus S.A.(a)		99,800	150,074
Hapvida Participacoes e Investimentos S.A.(a)(b)		20,867	141,528
Pagseguro Digital Ltd. - Class A		28,024	270,151
Rumo S.A.		132,500	451,901
Vulcabras S.A.		83,100	322,575
			2,794,007
Canada	2.8%
Capstone Copper Corp.(a)		96,708	593,706
OceanaGold Corp.		25,515	360,123
Pan American Silver Corp.		25,090	712,556
			1,666,385
Chile	0.5%
Enel Chile S.A. - ADR		75,229	273,081
China	12.7%
Akeso, Inc.(a)(b)		36,000	421,684
AsiaInfo Technologies Ltd.(b)		345,256	393,198
Bethel Automotive Safety Systems Co. Ltd. - Class A		57,620	424,126
China National Building Material Co. Ltd. - Class H		1,200,779	573,624
Dongfang Electric Corp. Ltd. - Class H		153,400	261,856
GDS Holdings Ltd. - Class A(a)		110,484	415,197
Kingdee International Software Group Co. Ltd.(a)		281,254	553,196
Medlive Technology Co. Ltd.(b)		186,500	348,769
Meitu, Inc.(a)(b)		806,740	928,014
Minth Group Ltd.		131,051	373,957
Nexteer Automotive Group Ltd.		511,735	371,581
Q Technology Group Co. Ltd.		393,000	415,531
Tongcheng Travel Holdings Ltd.		233,200	581,667
UBTech Robotics Corp. Ltd.(a)		27,850	294,112
Uni-President China Holdings Ltd.		317,974	384,812
Weilong Delicious Global Holdings Ltd.		157,400	290,741
Yantai China Pet Foods Co. Ltd. - Class A		46,800	404,501
Yihai International Holding Ltd.		117,969	208,889
			7,645,455
Cyprus	0.7%
Theon International PLC		12,506	448,572

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Greece	2.0%
OPAP S.A.		24,609	$558,022
Piraeus Financial Holdings S.A.		94,649	655,795
			1,213,817
Hong Kong	2.0%
Cowell e Holdings, Inc.(a)		188,337	653,785
Sinotruk Hong Kong Ltd.		193,000	563,023
			1,216,808
India	21.2%
Ashoka Buildcon Ltd.(a)		255,706	634,792
Aster DM Healthcare Ltd.(b)		68,203	474,025
Brigade Enterprises Ltd.		59,267	766,960
Cartrade Tech Ltd.(a)		12,030	238,566
Cholamandalam Financial Holdings Ltd.		36,605	924,515
Coromandel International Ltd.		14,987	437,797
Exide Industries Ltd.		97,749	441,956
Genus Power Infrastructures Ltd.		191,788	833,705
Jyothy Labs Ltd.		97,446	393,318
Kaynes Technology India Ltd.(a)		6,222	442,200
Lemon Tree Hotels Ltd.(a)(b)		181,900	297,178
Mrs Bectors Food Specialities Ltd.		42,943	684,304
Narayana Hrudayalaya Ltd.		54,255	1,373,077
PB Fintech Ltd.(a)		34,718	738,365
Phoenix Mills (The) Ltd.		52,745	960,493
PNB Housing Finance Ltd.(a)(b)		44,248	572,397
Raymond Ltd.(a)		25,974	214,855
Raymond Realty Ltd.(a)(c)		25,974	347,254
Shriram Finance Ltd.		72,489	597,468
Sobha Ltd.		28,806	492,349
Thermax Ltd.		10,455	416,847
Varun Beverages Ltd.		100,665	537,072
			12,819,493
Indonesia	1.2%
Aneka Tambang Tbk		2,552,300	477,918
Bank Syariah Indonesia Tbk PT		1,665,700	264,706
			742,624
Macau	1.1%
MGM China Holdings Ltd.		415,600	681,906
Malaysia	0.3%
99 Speed Mart Retail Holdings Bhd.		409,067	203,052
Mexico	2.1%
Alsea S.A.B. de C.V.		106,100	288,256
Banco del Bajio S.A.(b)		47,500	114,798

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
BBB Foods, Inc. - Class A(a)		18,684	$518,668
GCC S.A.B. de C.V.		34,500	329,933
			1,251,655
Netherlands	1.1%
SBM Offshore N.V.		24,048	637,365
New Zealand	0.4%
a2 Milk (The) Co. Ltd.		43,561	229,644
Peru	0.9%
Intercorp Financial Services, Inc.		13,997	533,706
Philippines	1.0%
Century Pacific Food, Inc.		816,500	583,421
Poland	3.4%
Alior Bank S.A.		22,388	587,597
Budimex S.A.		1,390	214,881
Diagnostyka S.A.		11,297	524,050
Warsaw Stock Exchange		20,858	297,736
Zabka Group S.A.(a)		76,266	457,890
			2,082,154
Russia	0.0%
Ozon Holdings PLC - ADR(a)(d)		7,516	—
Slovenia	0.9%
Nova Ljubljanska Banka dd - REG - GDR		15,235	538,382
South Africa	2.6%
DataTec Ltd.		81,396	299,952
Foschini Group Ltd.		18,420	134,136
Impala Platinum Holdings Ltd.(a)		83,408	748,770
Northam Platinum Holdings Ltd.		35,617	385,688
			1,568,546
South Korea	14.3%
APR Corp.(a)		4,106	469,136
BNK Financial Group, Inc.		83,315	768,577
Classys, Inc.		15,611	725,259
Cosmax, Inc.		5,257	1,088,716
Coway Co. Ltd.		7,362	528,039
DL E&C Co. Ltd.		8,258	316,956
HD HYUNDAI MIPO		5,356	837,371
Hugel, Inc.(a)		2,755	792,042
Hyundai Engineering & Construction Co. Ltd.		5,834	339,337
Hyundai Rotem Co. Ltd.		1,338	194,811
Kakaopay Corp.(a)		5,286	300,412
NH Investment & Securities Co. Ltd.		47,400	702,079
Park Systems Corp.		2,583	546,419
PharmaResearch Co. Ltd.		912	333,486

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
RFHIC Corp.		12,059	$243,485
Sanil Electric Co. Ltd.		7,318	480,962
			8,667,087
Taiwan	14.3%
Alltop Technology Co. Ltd.		40,383	324,867
Arcadyan Technology Corp.		116,348	798,568
Asia Vital Components Co. Ltd.		31,560	802,721
ASPEED Technology, Inc.		4,309	699,925
Century Iron & Steel Industrial Co. Ltd.		53,000	429,994
Elan Microelectronics Corp.		122,541	509,679
Elite Material Co. Ltd.		37,354	1,127,832
Evergreen Aviation Technologies Corp.		76,000	273,175
Gold Circuit Electronics Ltd.		99,337	1,003,164
Johnson Health Tech Co. Ltd.		102,501	608,788
King Slide Works Co. Ltd.		11,785	820,980
King Yuan Electronics Co. Ltd.		167,000	583,117
Sports Gear Co. Ltd.		77,000	280,724
Universal Microwave Technology, Inc.		30,000	367,657
			8,631,191
Thailand	0.9%
Muangthai Capital PCL - NVDR		114,100	123,721
NSL Foods PCL - NVDR		478,400	434,123
			557,844
Turkey	1.3%
Albaraka Turk Katilim Bankasi A.S.(a)		603,898	124,062
Mavi Giyim Sanayi Ve Ticaret A.S. - Class B(b)		287,176	277,384
Ulker Biskuvi Sanayi A.S.		152,627	404,780
			806,226
United Arab Emirates	2.1%
Emaar Development PJSC		78,396	288,173
Presight AI Holding PLC(a)		828,897	701,920
Space42 PLC(a)		558,582	279,854
			1,269,947
TOTAL COMMON STOCKS (Cost $47,733,479)			57,641,042
EQUITY-LINKED SECURITIES	2.0%
Singapore	2.0%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		339,923	844,734
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		20,318	350,969
			1,195,703
TOTAL EQUITY-LINKED SECURITIES (Cost $769,789)			1,195,703

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.9%
Brazil	0.9%
Marcopolo S.A., 2.89%(e)		359,200	$526,262
TOTAL PREFERRED STOCKS (Cost $466,609)			526,262
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(f)		1,499,599	1,499,599
TOTAL SHORT-TERM INVESTMENTS (Cost $1,499,599)			1,499,599
TOTAL INVESTMENTS (Cost $50,469,476)	100.8%		60,862,606
NET OTHER ASSETS (LIABILITIES)	(0.8%)		(473,580)
NET ASSETS	100.0%		$60,389,026

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $3,968,975 or 7% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs.
(d)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(e)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Information Technology	21.3%
Financials	14.8
Consumer Staples	12.3
Industrials	12.3
Consumer Discretionary	11.9
Health Care	8.5
Materials	8.4
Real Estate	4.7
Communication Services	2.0
Energy	1.1
Utilities	1.0
Total	98.3%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.7%
Brazil	6.8%
Arcos Dorados Holdings, Inc. - Class A		636,273	$5,020,194
B3 S.A. - Brasil Bolsa Balcao		9,527,957	25,568,757
Banco BTG Pactual S.A.(a)		3,757,353	29,218,708
Petroleo Brasileiro S.A. - ADR		1,459,835	18,262,536
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,265,918	4,820,735
			82,890,930
Canada	2.4%
Barrick Mining Corp.		1,405,595	29,264,488
China	25.9%
China Oilfield Services Ltd. - Class H		9,402,288	7,713,519
China Resources Land Ltd.		5,459,000	18,498,131
ENN Energy Holdings Ltd.		2,896,076	23,131,863
H World Group Ltd.		1,578,300	5,338,106
Imeik Technology Development Co. Ltd. - Class A		339,420	8,288,899
Kunlun Energy Co. Ltd.		4,590,000	4,455,544
Meituan - Class B(a)(b)		2,542,776	40,587,498
NetEase, Inc.		662,900	17,818,190
Proya Cosmetics Co. Ltd. - Class A		1,297,383	15,005,111
Tencent Holdings Ltd.		1,422,784	91,167,504
Tongcheng Travel Holdings Ltd.		3,044,424	7,593,656
Trip.com Group Ltd.		689,230	40,037,055
Tsingtao Brewery Co. Ltd. - Class H		2,369,730	15,471,266
Xiaomi Corp. - Class B(a)(b)		2,436,000	18,603,711
Xinyi Solar Holdings Ltd.		5,263,325	1,669,524
			315,379,577
Hong Kong	4.4%
Hong Kong Exchanges & Clearing Ltd.		1,012,477	54,016,314
India	10.4%
HCL Technologies Ltd.		354,324	7,141,843
HDFC Bank Ltd. - ADR		463,606	35,544,672
ICICI Bank Ltd. - ADR		404,806	13,617,674
Infosys Ltd. - ADR		233,519	4,327,107
Larsen & Toubro Ltd.		500,719	21,426,523
Reliance Industries Ltd.		560,229	9,802,701
Tata Consultancy Services Ltd.		504,320	20,358,627
UltraTech Cement Ltd.		99,640	14,050,216
			126,269,363
Indonesia	4.2%
Bank Mandiri Persero Tbk PT		75,325,803	22,641,818
Bank Rakyat Indonesia Persero Tbk PT		80,542,854	18,554,375
Mitra Adiperkasa Tbk PT		134,995,109	9,811,779
			51,007,972

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	5.5%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,781,979	$6,373,592
Cemex S.A.B. de C.V. - ADR		3,909,946	27,095,926
Grupo Financiero Banorte S.A.B. de C.V., Series O		1,750,056	15,996,675
Wal-Mart de Mexico S.A.B. de C.V.		5,144,546	17,039,278
			66,505,471
Russia	0.0%
Gazprom PJSC - ADR(a)(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(a)(c)		757,185	—
			—
Singapore	2.6%
Sea Ltd. - ADR(a)		194,108	31,045,634
South Africa	2.1%
FirstRand Ltd.		6,099,693	26,078,416
South Korea	7.1%
Samsung Card Co. Ltd.		11,303	413,728
Samsung Electronics Co. Ltd.		137,719	6,102,250
Samsung Electronics Co. Ltd. - REG - GDR		6,188	6,812,988
Samsung Life Insurance Co. Ltd.		200,090	18,888,164
SK Hynix, Inc.		122,338	26,469,099
SK Square Co. Ltd.(a)		203,368	27,575,833
			86,262,062
Taiwan	11.6%
President Chain Store Corp.		397,927	3,494,053
Taiwan Semiconductor Manufacturing Co. Ltd.		2,970,816	107,800,389
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		17,114	3,876,150
Yuanta Financial Holding Co. Ltd.(a)		22,751,827	26,597,798
			141,768,390
United Arab Emirates	7.3%
Abu Dhabi Commercial Bank PJSC		3,445,522	12,646,527
Aldar Properties PJSC		13,479,215	32,738,278
Emaar Properties PJSC		11,875,327	43,975,507
			89,360,312
United Kingdom	2.4%
Anglogold Ashanti PLC		635,225	28,736,946
United States	3.0%
MercadoLibre, Inc.(a)		13,867	36,243,207
TOTAL COMMON STOCKS (Cost $966,053,357)			1,164,829,082
PREFERRED STOCKS	3.2%
Brazil	3.2%
Azul S.A. - ADR(a)		1,091,964	507,764
Itau Unibanco Holding S.A. - ADR, 3.66%(d)		5,684,675	38,598,943
			39,106,707
TOTAL PREFERRED STOCKS (Cost $41,155,597)			39,106,707

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(e)		19,741,973	$19,741,973
TOTAL SHORT-TERM INVESTMENTS (Cost $19,741,973)			19,741,973
TOTAL INVESTMENTS (Cost $1,026,950,927)	100.5%		1,223,677,762
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(5,889,438)
NET ASSETS	100.0%		$1,217,788,324

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $59,191,209 or 5% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(e)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	28.3%
Information Technology	16.7
Consumer Discretionary	11.9
Communication Services	11.5
Materials	8.1
Real Estate	7.8
Industrials	4.5
Consumer Staples	4.2
Energy	2.9
Utilities	2.3
Health Care	0.7
Total	98.9%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	101.9%
Belgium	2.3%
KBC Group N.V.		1,220	$125,976
Canada	6.2%
Agnico Eagle Mines Ltd.		969	115,447
Ivanhoe Mines Ltd. - Class A(a)		15,164	113,918
Wheaton Precious Metals Corp.		1,257	112,879
			342,244
China	3.3%
Trip.com Group Ltd.		3,161	183,621
France	2.0%
Danone S.A.		1,376	112,423
Germany	9.1%
Deutsche Telekom A.G. - REG		3,114	113,602
E.ON S.E.		6,740	124,053
SAP S.E.		424	128,933
Siemens Energy A.G.(a)		1,188	137,226
			503,814
Hong Kong	3.8%
Hong Kong Exchanges & Clearing Ltd.		3,997	213,243
Ireland	1.7%
Jazz Pharmaceuticals PLC(a)		898	95,296
Japan	11.5%
NEC Corp.		7,207	211,148
Resona Holdings, Inc.		23,501	217,376
Sony Group Corp.		8,257	213,872
			642,396
Netherlands	2.1%
Argenx S.E. - ADR(a)		210	115,756
Singapore	2.3%
Sea Ltd. - ADR(a)		803	128,432
Switzerland	2.2%
UBS Group A.G. - REG		3,643	123,277
United Kingdom	2.0%
Unilever PLC		1,844	112,004
United States	53.4%
ADMA Biologics, Inc.(a)		6,320	115,087
Alphabet, Inc. - Class A		731	128,824
Amazon.com, Inc.(a)		578	126,807
Broadcom, Inc.		493	135,896
Cboe Global Markets, Inc.		539	125,700
CME Group, Inc.		433	119,344
Coinbase Global, Inc. - Class A(a)		382	133,887
General Electric Co.		422	108,619
Intercontinental Exchange, Inc.		696	127,695

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intuitive Surgical, Inc.(a)		218	$118,463
Jabil, Inc.		538	117,338
MercadoLibre, Inc.(a)		48	125,454
Netflix, Inc.(a)		102	136,591
Nutanix, Inc. - Class A(a)		1,593	121,769
Q2 Holdings, Inc.(a)		1,371	128,312
Reddit, Inc. - Class A(a)		724	109,013
Rubrik, Inc. - Class A(a)		1,302	116,646
Salesforce, Inc.		445	121,347
Spotify Technology S.A.(a)		176	135,052
StoneX Group, Inc.(a)		1,396	127,231
Toast, Inc. - Class A(a)		2,644	117,103
Tradeweb Markets, Inc. - Class A		854	125,026
Uber Technologies, Inc.(a)		1,438	134,165
Zscaler, Inc.(a)		374	117,414
			2,972,783
TOTAL COMMON STOCKS (Cost $4,554,893)			5,671,265
TOTAL INVESTMENTS (Cost $4,554,893)	101.9%		5,671,265
NET OTHER ASSETS (LIABILITIES)	(1.9%)		(106,983)
NET ASSETS	100.0%		$5,564,282

(a)Non-income producing security.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Financials	28.0%
Information Technology	21.5
Communication Services	13.5
Consumer Discretionary	11.7
Health Care	8.0
Industrials	6.8
Materials	6.2
Consumer Staples	4.0
Utilities	2.2
Total	101.9%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.9%
Australia	3.7%
QBE Insurance Group Ltd.		627,015	$9,652,350
Canada	4.8%
Alimentation Couche-Tard, Inc.		97,692	4,856,084
Cameco Corp.		51,645	3,835,402
Teck Resources Ltd. - Class B		94,413	3,818,119
			12,509,605
France	13.2%
Capgemini S.E.		24,967	4,265,903
Pernod Ricard S.A.		37,656	3,752,593
Publicis Groupe S.A.		74,720	8,421,412
Sanofi S.A.		64,996	6,294,166
Schneider Electric S.E.		13,376	3,557,763
Thales S.A.		28,148	8,275,972
			34,567,809
Germany	21.5%
Brenntag S.E.		77,253	5,114,210
Deutsche Boerse A.G.		28,725	9,369,359
E.ON S.E.		526,973	9,699,186
Heidelberg Materials A.G.		36,690	8,620,027
Infineon Technologies A.G.		149,362	6,354,109
Merck KGaA		59,642	7,728,083
Siemens A.G. - REG		36,558	9,372,771
			56,257,745
Ireland	2.2%
CRH PLC		63,302	5,832,157
Italy	2.0%
Leonardo S.p.A.		93,783	5,278,338
Japan	21.2%
Daifuku Co. Ltd.		236,685	6,117,437
Ebara Corp.		452,739	8,733,787
Nippon Sanso Holdings Corp.		260,560	9,884,652
Nitori Holdings Co. Ltd.		33,382	3,226,815
Pan Pacific International Holdings Corp.		243,045	8,369,571
Resona Holdings, Inc.		572,064	5,291,408
Shin-Etsu Chemical Co. Ltd.		119,796	3,969,768
SoftBank Corp.		6,343,546	9,823,345
			55,416,783
Singapore	2.1%
DBS Group Holdings Ltd.		159,995	5,651,101
Spain	1.5%
Industria de Diseno Textil S.A.		73,865	3,844,070

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	4.3%
Sandvik AB		228,662	$5,242,291
Svenska Handelsbanken AB - Class A		453,163	6,056,766
			11,299,057
Switzerland	5.9%
Cie Financiere Richemont S.A. - Class A - REG		26,612	5,012,494
Holcim A.G.(a)		54,161	4,020,522
Roche Holding A.G. (Genusschein)		19,692	6,413,022
			15,446,038
United Kingdom	13.5%
B&M European Value Retail S.A.		1,312,573	4,889,823
Beazley PLC		384,841	4,939,157
Compass Group PLC		205,042	6,943,394
National Grid PLC		663,571	9,668,681
Shell PLC		254,510	8,920,733
			35,361,788
TOTAL COMMON STOCKS (Cost $237,354,581)			251,116,841
SHORT-TERM INVESTMENTS	3.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(b)		8,030,113	8,030,113
TOTAL SHORT-TERM INVESTMENTS (Cost $8,030,113)			8,030,113
TOTAL INVESTMENTS (Cost $245,384,694)	99.0%		259,146,954
NET OTHER ASSETS (LIABILITIES)	1.0%		2,685,564
NET ASSETS	100.0%		$261,832,518

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
REG – Registered
At June 30, 2025 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Industrials	19.7%
Financials	15.6
Materials	13.8
Consumer Discretionary	12.3
Health Care	7.8
Utilities	7.4
Communication Services	7.0
Energy	4.9
Information Technology	4.1
Consumer Staples	3.3
Total	95.9%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Australia	2.1%
Northern Star Resources Ltd.		5,497,154	$67,113,011
Belgium	4.5%
KBC Group N.V.		716,910	74,608,864
UCB S.A.		351,322	69,090,551
			143,699,415
Canada	4.3%
Ivanhoe Mines Ltd. - Class A(a)		8,550,618	64,235,595
Wheaton Precious Metals Corp. (Toronto Exchange)		797,259	71,696,227
			135,931,822
France	2.1%
Danone S.A.		807,873	66,005,340
Germany	16.3%
Deutsche Boerse A.G.		221,640	72,772,138
Deutsche Telekom A.G. - REG		1,828,070	66,690,031
E.ON S.E.		3,960,285	72,890,908
SAP S.E.		249,125	75,755,877
Siemens A.G. - REG		293,301	75,196,756
Siemens Energy A.G.(a)		697,657	81,477,668
Zalando S.E.(a)(b)		2,100,451	69,154,630
			513,938,008
Hong Kong	2.4%
Hong Kong Exchanges & Clearing Ltd.		1,398,851	74,629,622
Japan	22.6%
Advantest Corp.		957,167	70,821,252
CyberAgent, Inc.		4,703,787	53,895,688
IHI Corp.		674,417	73,246,636
Japan Exchange Group, Inc.		6,630,999	67,251,651
Japan Steel Works (The) Ltd.		1,396,348	80,199,953
LY Corp.		20,104,525	74,049,096
NEC Corp.		2,587,950	75,820,708
Rakuten Bank Ltd.(a)		1,478,310	67,907,508
Resona Holdings, Inc.		8,112,400	75,037,095
Sony Group Corp.		2,835,546	73,445,968
			711,675,555
Netherlands	8.6%
Adyen N.V.(a)(b)		37,174	68,783,670
Argenx S.E.(a)		115,624	63,986,432
Euronext N.V.(b)		402,201	68,744,419
Prosus N.V.(a)		1,221,985	68,330,091
			269,844,612
New Zealand	2.0%
Xero Ltd.(a)		522,209	61,795,798

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Portugal	2.3%
Banco Comercial Portugues S.A.		91,581,739	$71,264,681
Singapore	2.4%
Sea Ltd. - ADR(a)		473,362	75,709,518
Sweden	2.4%
Sandvik AB		3,264,664	74,845,482
Switzerland	6.8%
Galderma Group A.G.		503,026	72,906,913
Roche Holding A.G. (Genusschein)		213,360	70,170,164
UBS Group A.G. - REG		2,139,841	72,411,281
			215,488,358
United Kingdom	13.2%
Centrica PLC		32,436,371	71,928,177
London Stock Exchange Group PLC		452,626	67,278,352
National Grid PLC		4,800,431	69,945,546
Rolls-Royce Holdings PLC		5,524,656	73,377,166
Unilever PLC		1,082,811	65,769,686
Wise PLC - Class A(a)		4,735,498	67,601,889
			415,900,816
United States	5.0%
MercadoLibre, Inc.(a)		31,724	82,914,798
Spotify Technology S.A.(a)		99,674	76,483,847
			159,398,645
TOTAL COMMON STOCKS (Cost $2,473,432,841)			3,057,240,683
SHORT-TERM INVESTMENTS	0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(c)		7,263,156	7,263,156
TOTAL SHORT-TERM INVESTMENTS (Cost $7,263,156)			7,263,156
TOTAL INVESTMENTS (Cost $2,480,695,997)	97.2%		3,064,503,839
NET OTHER ASSETS (LIABILITIES)	2.8%		87,546,905
NET ASSETS	100.0%		$3,152,050,744

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, these securities had a total value of $206,682,719 or 7% of net assets.

(c)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

At June 30, 2025 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Financials	26.9%
Industrials	14.5
Communication Services	11.0
Consumer Discretionary	9.3
Information Technology	9.0
Health Care	8.8
Utilities	6.8
Materials	6.5
Consumer Staples	4.2
Total	97.0%